Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

23.Subsequent events

Management has evaluated subsequent events after the balance sheet date, through the issuance of these consolidated financial statements, for appropriate accounting and disclosures. The Company has determined that there were no other such events that warrant disclosure or recognition in these consolidated financial statements.